Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (29,433)	$ (327,146)	$ (431,546)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(13,439)	10,077	28,529
Amounts arising during the period - net of tax (expense) benefit
Prior service credit (cost), net of taxes of $0, $0, and $0, respectively	94,182	(1,139)	21,980
Actuarial (loss) gain, net of taxes of $0, $0, and $(283), respectively	(303,017)	(120,161)	16,461
Reclassification to net loss - net of expense (benefit)
Amortization of net loss, net of taxes of $0, $(656), and $(5), respectively	49,290	6,314	7,147
Recognized prior service credits, net of taxes of $0, $0, and $0, respectively	(54,280)	(8,274)	(37,623)
Total defined benefit pension plans and other postretirement benefits, net of taxes	(213,825)	(123,260)	7,965
Cash flow hedges:
Unrealized (loss) gain arising during the period, net of tax benefit of $0, $(228), and $(25), respectively	(1,611)	30	133
Reclassification of loss included in net earnings, net of tax expense of $0, $228, and $14, respectively	(1,562)	(1,282)	(2,164)
Net unrealized loss on cash flow hedges, net of tax	(3,173)	(1,252)	(2,031)
Total other comprehensive (loss) income	(230,437)	(114,435)	34,463
Total comprehensive loss	$ (259,870)	$ (441,581)	$ (397,083)